Right-of-use assets and lease liabilities - Undiscounted cash payment (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Undiscounted cash payment
2023	$ 316
2024	316
Total undiscounted payments	632
Less: effect of discounting	(50)
Discounted lease liabilities	$ 582